N-4	Dec. 31, 2022
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Premier Solutions New Jersey Institutions of Higher Ed.
Prospectus:
Portfolio Company Objective [Text Block]	FUNDTYPE
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund’s Current Expenses reflect a temporary fee reduction.
Premier Solutions New Jersey Institutions of Higher Ed. | MassMutualMidCapGrowthFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(33.71%)
Average Annual Total Returns, 5 Years [Percent]	7.40%
Average Annual Total Returns, 10 Years [Percent]	10.22%
Premier Solutions New Jersey Institutions of Higher Ed. | FranklinSmallMidCapGrowthFundClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Franklin Small-Mid Cap Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.